UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%  Metals & Mining - 1.2%                  153,800  Alumina Ltd.                                       $     908,005
                                                           60,500  BHP Billiton Ltd.                                      1,477,070
                                                          120,000  Newcrest Mining Ltd.                                   2,316,546
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Australia                       4,701,621
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.4%     Metals & Mining - 0.9%                   87,000  Companhia Vale do Rio Doce (Common Shares) (a)         3,533,070
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.5%          100,000  Votorantim Celulose e Papel SA                         1,998,000
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Brazil                          5,531,070
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 21.6%    Canadian Independents - 15.7%           119,700  Canadian Natural Resources Ltd.                        7,133,037
                                                          262,100  Compton Petroleum Corp. (c)                            2,800,708
                                                          270,700  Crew Energy, Inc. (c)                                  2,534,078
                                                           88,928  Cyries Energy, Inc. (c)                                1,023,966
                                                           74,288  Ember Resources, Inc. (c)                                184,063
                                                          123,622  EnCana Corp.                                           6,471,248
                                                          140,000  Grand Petroleum, Inc. (c)                                431,390
                                                           53,200  Husky Energy, Inc.                                     4,057,465
                                                          116,068  Kereco Energy Ltd. (c)                                   711,111
                                                            3,000  MGM Energy Corp. (c)                                       8,920
                                                           59,300  Nexen, Inc.                                            3,528,935
                                                           21,800  Niko Resources Ltd.                                    1,738,265
                                                           82,000  Oilexco, Inc. (c)                                        644,977
                                                          224,000  Pan Orient Energy Corp. (c)                              988,918
                                                           75,000  Paramount Resources Ltd. (c)                           1,638,661
                                                          126,000  Petro-Canada                                           5,602,397
                                                           92,653  ProEx Energy Ltd. (c)                                  1,176,215
                                                           90,100  Real Resources, Inc. (c)                                 751,713
                                                          116,918  Rider Resources Ltd. (c)                                 879,597
                                                          101,300  Suncor Energy, Inc.                                    8,127,547
                                                          673,096  TUSK Energy Corp. (c)                                  1,182,572
                                                          601,800  Talisman Energy, Inc.                                 11,418,964
                                                          279,000  TriStar Oil & Gas Ltd. (c)                             1,231,732
                                                                                                                      -------------
                                                                                                                         64,266,479
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.5%    1,430,000  Sikanni Services Ltd. (c)                                798,811
                                                           56,500  Trican Well Service Ltd.                               1,197,297
                                                                                                                      -------------
                                                                                                                          1,996,108
                  -----------------------------------------------------------------------------------------------------------------
                  Gold - 1.0%                              51,800  Barrick Gold Corp.                                     1,453,798
                                                          404,500  Eldorado Gold Corp. (c)                                2,343,396
                                                                                                                      -------------
                                                                                                                          3,797,194
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 3.2%                   30,200  Alcan, Inc.                                        $   1,777,874
                                                           50,000  Aur Resources Inc.                                     1,098,748
                                                          124,682  Goldcorp, Inc.                                         3,026,338
                                                          195,000  HudBay Minerals, Inc. (c)                              3,661,411
                                                           49,500  Teck Cominco Ltd. Class B                              3,750,297
                                                                                                                      -------------
                                                                                                                         13,314,668
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas Equipment &                   106,300  Tesco Corp. (c)                                        3,139,485
                  Services - 0.8%
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.4%      120,000  SXR Uranium One, Inc. (c)                              1,800,162
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Canada                         88,314,096
-----------------------------------------------------------------------------------------------------------------------------------
Cayman            Oil, Gas & Consumable Fuels - 0.4%    2,000,000  Coastal Energy Co. (c)                                 1,621,768
Islands - 0.4%    -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Cayman Islands              1,621,768
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.3%      Metals & Mining - 1.3%                  188,500  Aluminum Corp. of China Ltd. (a)                       5,475,925
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in China                           5,475,925
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.8%     Integrated Oil & Gas - 1.6%              90,800  Total SA (a)                                           6,691,052
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas Equipment &                    64,975  Technip SA (a)                                         4,837,389
                  Services - 1.2%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in France                         11,528,441
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.3%     Marine - 0.3%                            72,300  Aegean Marine Petroleum Network, Inc.                  1,124,265
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Greece                          1,124,265
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%  Oil & Gas Exploration                    31,400  CNOOC Ltd. (a)                                         2,686,898
                  & Production - 0.7%
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Hong Kong                       2,686,898
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.6%      Integrated Oil & Gas - 0.3%              19,250  ENI SpA (a)                                            1,275,120
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas Drilling - 1.3%               164,500  Saipem SpA                                             5,148,348
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Italy                           6,423,468
-----------------------------------------------------------------------------------------------------------------------------------
United            Energy Equipment & Services - 0.4%       85,000  Acergy SA (a)(c)                                       1,819,850
Kingdom - 0.7%    -----------------------------------------------------------------------------------------------------------------
                  Integrated Oil & Gas - 0.3%              18,600  BP Plc (a)                                             1,252,152
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United Kingdom              3,072,002
-----------------------------------------------------------------------------------------------------------------------------------
United            Chemicals - 0.7%                         33,400  E.I. du Pont de Nemours & Co.                          1,642,278
States - 67.5%                                             18,000  Praxair, Inc.                                          1,161,900
                                                            2,478  Tronox, Inc. Class B                                      34,370
                                                                                                                      -------------
                                                                                                                          2,838,548
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 5.9%       93,100  Cameron International Corp. (c)                    $   6,011,467
                                                          179,800  Dresser-Rand Group, Inc. (c)                           5,737,418
                                                           56,000  Dril-Quip, Inc. (c)                                    2,828,000
                                                            1,605  Hanover Compressor Co. (c)                                34,716
                                                          109,433  National Oilwell Varco, Inc. (c)                       9,285,390
                                                                                                                      -------------
                                                                                                                         23,896,991
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers               2,656  Dynegy, Inc. Class A (c)                                  24,993
                  & Energy Traders - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Integrated Oil & Gas - 13.3%            139,591  Chevron Corp.                                         10,858,784
                                                          112,475  ConocoPhillips                                         7,800,141
                                                          129,328  Exxon Mobil Corp.                                     10,266,057
                                                           48,200  Hess Corp.                                             2,735,350
                                                           71,200  Marathon Oil Corp.                                     7,230,360
                                                          247,400  Murphy Oil Corp.                                      13,715,856
                                                           67,200  Williams Cos., Inc.                                    1,982,400
                                                                                                                      -------------
                                                                                                                         54,588,948
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.2%                   22,900  Alcoa, Inc.                                              812,721
                                                            9,100  Newmont Mining Corp.                                     379,470
                                                           45,800  Southern Copper Corp.                                  3,677,740
                                                                                                                      -------------
                                                                                                                          4,869,931
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas Drilling - 12.1%               21,800  Diamond Offshore Drilling, Inc.                        1,866,080
                                                          107,300  ENSCO International, Inc.                              6,049,574
                                                          145,022  GlobalSantaFe Corp.                                    9,271,256
                                                           95,200  Helmerich & Payne, Inc.                                3,074,008
                                                           82,200  Hercules Offshore, Inc. (c)(e)                         2,583,546
                                                           67,600  Nabors Industries Ltd. (c)                             2,171,312
                                                           70,900  Noble Corp.                                            5,970,489
                                                           70,700  Pride International, Inc. (c)                          2,319,667
                                                           50,000  Rowan Cos., Inc.                                       1,832,000
                                                           93,500  TODCO Class A (c)                                      4,250,510
                                                          117,100  Transocean, Inc. (c)                                  10,094,020
                                                                                                                      -------------
                                                                                                                         49,482,462
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas Equipment                      96,000  BJ Services Co.                                        2,751,360
                  & Services - 11.5%                      105,000  Baker Hughes, Inc.                                     8,440,950
                                                           39,100  Complete Production Services, Inc. (c)                   941,137

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                           Shares
Country           Industry                                   Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           71,300  FMC Technologies, Inc. (c)                         $   5,053,744
                                                           34,000  Grant Prideco, Inc. (c)                                1,752,360
                                                          145,400  Halliburton Co.                                        4,619,358
                                                            9,200  Lone Star Technologies, Inc. (c)                         610,972
                                                           73,400  Oil States International, Inc. (c)                     2,490,462
                                                           75,800  Schlumberger Ltd.                                      5,596,314
                                                           97,400  Smith International, Inc.                              5,107,656
                                                           10,300  Superior Well Services, Inc. (c)                         260,590
                                                          174,726  Weatherford International Ltd. (c)                     9,171,368
                                                                                                                      -------------
                                                                                                                         46,796,271
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas Exploration &                 126,760  Apache Corp.                                           9,190,100
                  Production - 16.5%                       10,600  Bill Barrett Corp. (c)                                   391,140
                                                           88,200  Cabot Oil & Gas Corp. Class A                          3,212,244
                                                          235,500  CanArgo Energy Corp. (c)                                 221,370
                                                           59,100  Carrizo Oil & Gas, Inc. (c)                            2,177,835
                                                           21,094  Cimarex Energy Co.                                       831,104
                                                          196,898  Devon Energy Corp.                                    14,347,957
                                                          210,900  EOG Resources, Inc.                                   15,488,496
                                                           45,800  Forest Oil Corp. (c)                                   1,613,992
                                                           37,065  Mariner Energy, Inc. (c)                                 835,816
                                                           69,000  Newfield Exploration Co. (c)                           3,018,750
                                                           63,800  Noble Energy, Inc.                                     3,752,078
                                                          104,600  Occidental Petroleum Corp.                             5,303,220
                                                          156,900  Range Resources Corp.                                  5,734,695
                                                           31,000  Southwestern Energy Co. (c)                            1,302,000
                                                                                                                      -------------
                                                                                                                         67,420,797
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 2.6%       36,000  Arch Coal, Inc.                                        1,298,520
                                                           68,200  Consol Energy, Inc.                                    2,855,534
                                                          139,200  Peabody Energy Corp.                                   6,678,816
                                                                                                                      -------------
                                                                                                                         10,832,870
                  -----------------------------------------------------------------------------------------------------------------
                  Refining, Marketing &                    28,000  Holly Corp.                                            1,780,800
                  Transportation - 2.4%                    25,400  Sunoco, Inc.                                           1,918,462
                                                           89,000  Valero Energy Corp.                                    6,250,470
                                                                                                                      -------------
                                                                                                                          9,949,732
                  -----------------------------------------------------------------------------------------------------------------
                  Utilities - 1.3%                        102,000  Equitable Resources, Inc.                              5,305,020
                  -----------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United States             276,006,563
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks (Cost - $175,894,545) - 99.5%    406,486,117
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                       Beneficial
                                                         Interest  Short-Term Securities                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       $2,076,968  BlackRock Liquidity Series, LLC
                                                                   Cash Sweep Series, 5.26% (b)(d)                    $   2,076,968
                                                        2,586,150  BlackRock Liquidity Series, LLC
                                                                   Money Market Series, 5.33% (b)(d)(f)                   2,586,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $4,663,118) - 1.1%                             4,663,118
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments (Cost - $180,557,663*) - 100.6%    411,149,235

                                                                   Liabilities in Excess of Other Assets - (0.6%)        (2,702,036)
                                                                                                                      -------------
                                                                   Net Assets - 100.0%                                $ 408,447,199
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 180,660,547
                                                                  =============
      Gross unrealized appreciation                               $ 232,467,683
      Gross unrealized depreciation                                  (1,978,995)
                                                                  -------------
      Net unrealized appreciation                                 $ 230,488,688
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net              Interest
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                        $ (35,965,922)      $   400,650
      BlackRock Liquidity Series, LLC
        Money Market Series                      $     (11,250)           21,494
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of April 30, 2007.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Natural Resources Trust

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Natural Resources Trust

Date: June 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Natural Resources Trust

Date: June 20, 2007